Label	Element	Value
UBS Sustainable Development Bank Bond Fund
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Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The UBS Funds

Prospectus Supplement | December 31, 2019

•  UBS Sustainable Development Bank Bond Fund

Dear Investor,

The purpose of this supplement is to update certain information in the Prospectus relating to Class A and Class P shares, dated October 28, 2019, for the above-listed series (the "Funds") of The UBS Funds.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Sustainable Development Bank Bond Fund
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The UBS Sustainable Development Bank Bond Fund's index, the Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index has changed its name to the Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

III. UBS Sustainable Development Bank Bond Fund's index name change

The UBS Sustainable Development Bank Bond Fund's index, the Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index has changed its name to the Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index.

Therefore, all references to the Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index are deleted in their entirety and replaced with Solactive Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.